Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Fixed Assets [Text Block]

(dollars in millions)	Estimated Useful Lives	2019	2018
Land		$292	$266
Buildings and improvements	12-40 years	4,978	4,768
Machinery, tools and equipment	3-20 years	12,936	11,951
Other, including assets under construction		1,871	1,735
		20,077	18,720
Accumulated depreciation		(9,755)	(8,814)
		$10,322	$9,906